Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Provisions
Schedule of provisions

	Current liabilities		Non-current liabilities
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Payroll, related charges and other remunerations	877	790	—	—
Onerous contracts (note 18)	58	57	838	866
Environmental obligations	102	146	200	243
Provision related to VNC sale	500	—	—	—
Asset retirement obligations	99	158	4,121	3,802
Provisions for litigation (note 26)	87	—	1,004	1,462
Employee postretirement obligations (note 27)	103	79	2,271	2,120
Provisions	1,826	1,230	8,434	8,493

Schedule of changes in the provision of asset retirement obligations and long-term interest rates

	December 31, 2020	December 31, 2019
Balance at beginning of the year	3,960	3,115
Present value valuation	27	37
Settlements	(45)	(47)
Revisions on cash flows estimates (i)	509	812
Translation adjustment	(231)	43
Balance at end of the year	4,220	3,960

Current	99	158
Non-current	4,121	3,802
	4,220	3,960
Long-term interest rates (per annum)
Brazil	3.54%	3.36%
Canada	0.00%	0.40%
Mozambique	5.67%	5.20%
Other regions	0.0% - 4.73%	0.60% - 4.78%
(i)	In 2019, includes changes in discount rates and updating plans for mine closure, that also considers new legal requirements related to the decommissioning.